Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	225,000,000	225,000,000	225,000,000
Common stock, shares issued	114,311,790	114,034,451	109,897,526
Common stock, shares outstanding	114,311,790	114,034,451	109,897,526